Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Before Income Taxes	The components of income before income taxes were as follows:

For the year ended December 31,	2025	2024	2023
United States	$1,374	$901	$538
Foreign	466	482	437
Total	$1,840	$1,383	$975

Schedule of Provision for Income Taxes on Income from Continuing Operations
The provision for income taxes consisted of the following:

For the year ended December 31,	2025	2024	2023
Current:
Federal(1)	$181	$70	$5
Foreign	116	98	94
State and local	18	4	2
	315	172	101
Deferred:
Federal	34	43	92
Foreign	(15)	17	16
State and local	(2)	(4)	1
	17	56	109
Total	$332	$228	$210
(1)Federal includes U.S. taxes related to foreign income.

Schedule of Reconciliation of U.S. Federal Statutory Rate to Effective Tax Rate
A reconciliation of the U.S. federal statutory rate to Howmet’s effective tax rate, with prior years recategorized based on guidance issued by the FASB in December 2023, was as follows (the effective tax rate for 2025, 2024, and 2023 was a provision on income):

For the year ended December 31,	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
U.S. federal statutory tax rate	$387	21.0%	$290	21.0%	$205	21.0%
U.S. state and local income tax, net of federal income tax effect (1)	12	0.6	1	0.1	3	0.3
Foreign tax effects
Hungary
Statutory tax rate difference between Hungary and United States	(19)	(1.0)	(18)	(1.3)	(17)	(1.7)
Other	(1)	(0.1)	1	0.1	(3)	(0.3)
Other foreign jurisdictions	24	1.3	29	2.1	25	2.6
Effect of changes in tax laws or rates enacted in the current period	10	0.6	—	—	—	—
Effect of cross-border tax laws (2)
Foreign-derived intangible income	(38)	(2.1)	(25)	(1.8)	(13)	(1.3)
Global intangible low-taxed income	19	1.0	10	0.7	12	1.2
Other	(15)	(0.7)	(8)	(0.6)	—	—
Tax credits
Research and development tax credits (3)	(21)	(1.2)	(55)	(4.0)	(4)	(0.4)
Changes in valuation allowances
Change in valuation allowance on foreign tax credits	(8)	(0.4)	(4)	(0.3)	(14)	(1.4)
Nontaxable or nondeductible items	(20)	(1.1)	6	0.4	(2)	(0.2)
Changes in unrecognized tax benefits (4)	2	0.1	—	—	20	2.0
Other adjustments	—	—	1	0.1	(2)	(0.2)
Effective tax rate	$332	18.0%	$228	16.5%	$210	21.5%
(1)Primarily due to state taxes in California in all periods presented.
(2)Taxes due from future inclusions in U.S. taxable income related to GILTI are treated as current period expenses when incurred.
(3)In 2024, the Company completed an R&D study and as a result recorded a discrete tax benefit for $42 of prior year federal R&D credits approved under audit by the U.S. Internal Revenue Service and $8 of prior year state R&D credits. The Company also recorded a tax benefit for federal and state R&D credits earned during 2024 of $13 and $3, respectively. The $8 and $3 of state R&D credits are included in the U.S. state and local income tax, net of federal income tax effect row.
(4)In 2023, the Company recorded income tax reserves related to an uncertain French tax position of $20 for prior years and $1 for 2023, which is included in the Foreign tax effects, Other foreign jurisdictions row.

Schedule of Components of Net Deferred Tax Assets and Liabilities
The components of net deferred tax assets and liabilities were as follows:

	2025		2024
December 31,	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Depreciation	$4	$550	$8	$529
R&D capitalization	63	—	73	—
Employee benefits	223	7	232	9
Loss provisions	14	1	11	2
Deferred income/expense	52	245	46	293
Derivatives and hedging activities	9	—	—	—
Tax loss carryforwards	1,950	—	1,941	—
Tax credit carryforwards	98	—	110	—
Other	7	7	11	8
	$2,420	$810	$2,432	$841
Valuation allowance	(1,750)	—	(1,705)	—
Total	$670	$810	$727	$841

Schedule of Expiration Periods of Deferred Tax Assets
The following table details the expiration periods of the deferred tax assets presented above:

December 31, 2025	Expires within 10 years	Expires within 11-20 years	No Expiration(1)	Other(2)	Total
Tax loss carryforwards	$399	$345	$1,206	$—	$1,950
Tax credit carryforwards	85	6	7	—	98
Other(3)	—	—	325	47	372
Valuation allowance	(436)	(337)	(970)	(7)	(1,750)
Total	$48	$14	$568	$40	$670
(1)Deferred tax assets with no expiration may still have annual limitations on utilization.
(2)Other represents deferred tax assets whose expiration is dependent upon the reversal of the underlying temporary difference.
(3)A substantial amount of Other deferred tax assets relates to employee benefits that will become deductible for tax purposes in jurisdictions with unlimited expiration over an extended period of time as contributions are made to employee benefit plans and payments are made to retirees.

Schedule of Changes in Valuation Allowance
The following table details the changes in the valuation allowance:

December 31,	2025	2024	2023
Balance at beginning of year	$1,705	$1,821	$1,965
Increase to allowance	5	20	21
Release of allowance	(113)	(127)	(198)
Acquisitions, divestitures and liquidations	—	75	(16)
Tax apportionment, tax rate and tax law changes	(4)	(2)	(11)
Foreign currency translation	157	(82)	60
Balance at end of year	$1,750	$1,705	$1,821

Schedule of Reconciliation of Unrecognized Tax Benefits (Excluding Interest and Penalties)
A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) was as follows:

December 31,	2025	2024	2023
Balance at beginning of year	$1	$16	$2
Additions for tax positions of the current year	1	—	1
Additions for tax positions of prior years	2	—	13
Settlements with tax authorities	—	(14)	—
Foreign currency translation	—	(1)	—
Balance at end of year	$4	$1	$16

Schedule of Cash Paid for Interest and Income Taxes
Total cash paid for income taxes (net of any income tax refunds received) was as follows:

For the year ended December 31,	2025	2024	2023
U.S. Federal	$188	$93	$2
U.S. State	14	7	1
Foreign:
Germany	33	28	18
France	25	11	34
China	18	10	8
Japan	9	(1)	22
Canada	6	9	6
Other	19	20	13
Total	$312	$177	$104

December 31,	2025	2024	2023
Right-of-use assets obtained in exchange for operating lease obligations	$50	$66	$68
Weighted-average remaining lease term in years	5.7	5.9	6.4
Weighted-average discount rate	5.4%	5.7%	5.9%
Cash paid for interest and income taxes was as follows:

	2025	2024	2023
Interest, net of amounts capitalized	$157	$180	$221
Income taxes, net of amounts refunded	$312	$177	$104